SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Short-term deposits average rate (as a percent)	0.79%	0.67%
Restricted cash, current	$ 1,089	$ 1,222
Severance expenses	1,802	1,755	$ 1,270
Total employer 401(k) contributions	$ 683	$ 624	$ 691
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	1,035,307	3,178,024	4,087,559
Total expenses for doubtful debts	$ 82	$ 323	$ 78
Property and equipment, net	4,211	6,770
Deferred revenues	5,711
Aggregate amount of Remaining performance obligations	3,852
Accounts receivable, allowance for doubtful accounts	891	694
Designated as hedging instrument [Member]
Summary of Significant Accounting Policies [Line Items]
Notional value of derivative instruments	5,071	0
Not designated as hedging instrument [Member]
Summary of Significant Accounting Policies [Line Items]
Notional value of derivative instruments	$ 2,876	0
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net		$ 1,392